DERIVATIVE FINANCIAL INSTRUMENTS - Commodity Price Risk Management (Details) $ in Thousands, gal in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) gal	Dec. 31, 2016 USD ($) gal
Disclosure of detailed information about financial instruments [line items]
Premiums realized on written foreign exchange call options	$ (2,925)	$ (2,569)
Realized loss on warrants		543
Unrealized loss (gain) on warrants	15	(580)
Realized (gain) loss on currency and commodity derivatives	(10,832)	357
Unrealized gain on currency and commodity derivatives	(7,248)	(7,219)
Gain on derivative financial instruments	$ (20,990)	$ (9,468)
Heating Oil Commodity Derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments outstanding (in volume) | gal	5.0	1.0
Metal Commodity Derivative
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0	$ 0